Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Compensation of Key Management Personnel

Compensation of key management personnel of the Company

	2025	2024	2023
	(in thousands)
	£	£	£
Short-term employee benefits	2,384	2,021	2,684
Pension and other benefits	121	145	145
Share-based payments	8,196	1,456	3,154
	10,701	3,622	5,983